Expense Example - LVIP SSGA Emerging Markets Equity Index	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	51	176	311	707	77	255	448	1,007